 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending April 30, 2004: < < <
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
4/06/04	Shares of beneficial interest	22,000	6.18	6.88	Merrill Lynch
4/07/04	Shares of beneficial interest	800	6.16	6.89	Merrill Lynch
4/08/04	Shares of beneficial interest	11,700	6.20	6.89	Merrill Lynch
4/12/04	Shares of beneficial interest	26,000	6.19	6.89	Merrill Lynch
4/13/04	Shares of beneficial interest	26,000	6.1	6.84	Merrill Lynch
4/14/04	Shares of beneficial interest	26,000	6.06	6.82	Merrill Lynch
4/19/04	Shares of beneficial interest	32,000	6.11	6.83	Merrill Lynch
4/20/04	Shares of beneficial interest	32,000	6.08	6.82	Merrill Lynch
4/21/04	Shares of beneficial interest	6,900	6.09	6.81	Merrill Lynch
4/22/04	Shares of beneficial interest	27,200	6.09	6.82	Merrill Lynch
4/23/04	Shares of beneficial interest	32,000	6.05	6.81	Merrill Lynch
4/27/04	Shares of beneficial interest	35,000	6.02	6.82	Merrill Lynch
4/28/04	Shares of beneficial interest	35,000	6.00	6.80	Merrill Lynch
4/30/04	Shares of beneficial interest	35,000	5.96	6.79	Merrill Lynch

Total Shares Repurchased: 347,600

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management